Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment consist of (in thousands):

	March 31, 2012	April 2, 2011
Furniture and fixtures	$58,009	$39,564
Equipment	10,871	8,593
Computer equipment and software	20,280	14,042
In-store shops	48,058	30,970
Leasehold improvements	137,771	95,020

	274,989	188,189
Less: accumulated depreciation and amortization	(117,487)	(77,694)

Subtotal	157,502	110,495
Construction-in-progress	13,253	8,828

	$170,755	$119,323

Depreciation and amortization of property and equipment for the years ended March 31, 2012, April 2, 2011, and April 3, 2010, was $36.0 million, $23.6 million, and $17.1 million, respectively. During Fiscal 2012 and Fiscal 2011, the Company recorded impairment charges of $3.3 million and $2.1 million, respectively, related to certain retail locations still in operation. The impairments related to two stores, in each of Fiscal 2012 and Fiscal 2011.